Delaware Pooled Trust, Inc.- The Limited-Term Maturity Portfolio
Statement of Assets and Liabilities
April 30, 1997
(Unaudited)





ASSETS:

Cash                               $  21,000
Deferred organization and
  registration expenses               50,341
                                      ______
                                      71,341
                                      ______


LIABILITIES:
Accounts payable
  and other accrued expenses         50,341
                                     ______
                                     50,341
                                     ______

NET ASSETS APPLICABLE TO 2,100
  ($.01 PAR VALUE)
  SHARES OUTSTANDING; EQUIVALENT
  TO $10.00 PER SHARE              $  21,000
                                      ______
                                      ______




                          See accompanying notes


Delaware Pooled Trust, Inc.- The Limited-Term Maturity Portfolio
Notes to Financial Statements
April 30, 1997
(Unaudited)


Delaware Pooled Trust, Inc. (the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers twelve separate Portfolios ("Portfolios"). The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio had commenced operations prior to April 30, 1997. The Defensive Equity Small/Mid-Cap Portfolio and The Limited-Term Maturity Portfolio had not commenced operations as of April 30, 1997.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolio:

Security Valuation-Securities listed on an exchange will be valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange will be valued at the mean of the last quoted bid and asked prices. Long-term debt securities will be valued by an independent pricing service when such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity will be valued at amortized cost which approximate market value.

Federal Income Taxes-The Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principals.

Repurchase Agreements-The Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account will be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral will be held by the Portfolio s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all Funds within the Delaware Group of Funds will be allocated amongst the funds on the basis of average net assets. Security transactions will be recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities will be those of the specific securities sold. Dividend income will be recorded on the ex-dividend date and interest income will be recorded on an accrual basis. Original issue discounts will be accreted to interest income over the lives of the respective securities. Organization and registration expenses will be amortized over a five and two year period respectively, beginning on the date of commencement of operations. No amortization expense has been recognized as of April 30, 1997.

2. Investment Management and Distribution Agreement
In accordance with the terms of the Investment Management
Agreement, the Portfolio will pay Delaware Management Company,
Inc. (DMC), the Investment Manager of the Portfolio an annual fee which will be calculated daily at the rate of 0.30% of average daily net assets.

DMC has undertaken voluntarily to waive its fee and reimburse the Portfolio to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.43% of average net assets through October 31, 1997.

3.  Components of Net Assets
500,000,000 shares, $.01 par value, have been authorized to the Fund with 50,000,000 shares allocated to the Portfolio.

Notes to Financial Statements (Continued)

4.  Financial Highlights
Selected data for each share of the Portfolio outstanding throughout the period has been omitted since the Portfolio has not commenced operations.







Delaware Pooled Trust, Inc.- The Defensive Equity Small/Mid-Cap
Portfolio
Statement of Assets and Liabilities
April 30, 1997
(Unaudited)




ASSETS:
Deferred organization and
  registration expenses            $  18,618
                                      ______
                                      18,618
                                      ______


LIABILITIES:
Accounts payable
  and other accrued expenses          18,618
                                      ______
                                      18,618
                                      ______

NET ASSETS                         $     -0-
                                      ______
                                      ______




                          See accompanying notes


Delaware Pooled Trust, Inc.- The Defensive Equity Small/Mid-Cap
Portfolio
Notes to Financial Statements
April 30, 1997
(Unaudited)


Delaware Pooled Trust, Inc. (the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers twelve separate Portfolios ("Portfolios"). The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Emerging Markets Portfolio, The Labor Select International Equity Portfolio, The International Fixed Income Portfolio and The Global Fixed Income Portfolio had commenced operations prior to April 30, 1997. The Defensive Equity Small/Mid-Cap Portfolio and The Limited-Term Maturity Portfolio had not commenced operations as of April 30, 1997.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolio:

Security Valuation-Securities listed on an exchange will be valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange will be valued at the mean of the last quoted bid and asked prices. Long-term debt securities will be valued by an independent pricing service when such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity will be valued at amortized cost which approximates market value.

Federal Income Taxes-The Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principals.

Repurchase Agreements-The Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account will be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral will be held by the Portfolio s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all Funds within the Delaware Group of Funds will be allocated amongst the funds on the basis of average net assets. Security transactions will be recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities will be those of the specific securities sold. Dividend income will be recorded on the ex-dividend date and interest income will be recorded on an accrual basis. Original issue discounts will be accreted to interest income over the lives of the respective securities. Organization and registration expenses will be amortized over a five and two year period respectively, beginning on the date of commencement of operations. No amortization expense has been recognized as of April 30, 1997.

2. Investment Management and Distribution Agreement
In accordance with the terms of the Investment Management
Agreement, the Portfolio will pay Delaware Management Company,
Inc. (DMC), the Investment Manager of the Portfolio an annual fee which will be calculated daily at the rate of 0.65% of average daily net assets.

DMC has undertaken voluntarily to waive its fee and reimburse the Portfolio to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.79% of average net assets through October 31, 1997.

3.  Components of Net Assets
500,000,000 shares, $.01 par value, have been authorized to the Fund with 50,000,000 shares allocated to the Portfolio.

Notes to Financial Statements (Continued)

4.  Financial Highlights
Selected data for each share of the Portfolio outstanding throughout the period has been omitted since the Portfolio has not commenced operations.